RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 9. RELATED PARTIES

The Company considers its related parties to consist of key members or former members of its management personnel (including all officers and directors), their close family members, and companies controlled or significantly influenced by such individuals; and reporting shareholders and their affiliates which may exert significant influence over the Company’s activities.

During the three months period ended March 31, 2022, the Company has the following related party transactions:

-	A company owned by the President and CEO provides consulting and administrative services to the Company. The Company recorded $18,000 management fee for the CEO’s service (2021- $18,000).

-	The Company recorded $12,000 (2021 - $12,000) professional fee to CFO for the services provided.

-	The Company made a cash payment of $6,137 (CNY 39,000) to a director, who is acting as the General Manager of Smarten for his service at Smarten since August 2021.

During the three-month period ended March 31, 2021, the Company settled accounts payable with CEO and CFO for an aggregate amount of $10,000 by issuing 100,000 common shares.

In July 2020, Smarten entered into a loan agreement with the President & CEO of Harmony for a loan of $55,830 (CNY 364,500) and renewed on December 31, 2020 and June 30, 2021. The loan bears 18% interest annually. On December 31, 2021, the principal of loan was increased to $58,929 (CNY374,500) and extended to December 31, 2022, at the same time, the loan was assigned to Keystone Associates Inc., a Company 100% owner by the President & CEO of Harmony. The Company accrued interest expenses of $2,651 (2021- $2,757) for this loan during the three months period ended March 31, 2022.

NOTE 12. RELATED PARTIES

The Company considers its related parties to consist of key members or former members of its management personnel (including all officers and directors), their close family members, and companies controlled or significantly influenced by such individuals; and reporting shareholders and their affiliates which may exert significant influence over the Company’s activities.

During the year ended December 31, 2021, the Company has the following related party transactions:

-	A company owned by the President and CEO provides consulting and administrative services to the Company. The Company recorded $72,000 management fee for the CEO’s service (2020: $72,000). The Company issued 1,000,000 share common stock, in lieu of cash consideration at a price of $0.10 per share, for the retainer bonus of $100,000 as President and CEO of the Company.

-	The Company recorded $48,000 (2020: $48,000) professional fee to CFO for the services provided.

-	The Company issued 1,000,000 share common stock, in lieu of cash consideration at a price of $0.10 per share, for retainer bonus of $100,000 to a director, who is acting as the General Manager of SmartenCo. The Company also issued 240,000 shares of common stock at $0.10 per share for stock compensation of $24,000 and made a cash payment of $10,074 (CNY 65,000) for his service at SmartenCo. (2020: $nil). And The Company issued 170,000 shares of common stock at $0.10 per share ($17,000 in total) for his service of business development prior to acting as the General Manager of SmartenCo during the nine-month period ended December 31, 2021.

-	During the year ended December 31, 2021, the Company issued 470,000 shares common stock (2020 – 1,700,000) to certain directors and officers at price of $0.10 per share for a total value of $47,000.

During the year ended December 31, 2021, the Company settled accounts payable with CEO and CFO for an aggregate amount of $76,000 by issuing 760,000 common shares.

In July 2020, SmartenCo entered into a loan agreement with the President & CEO of Harmony for a loan of $55,830 (CNY 364,500) and renewed on December 31, 2020 and June 30, 2021. The loan bears 18% interest annually. On December 31, 2021, the principal of loan was increased to $58,929 (CNY374,500) and extended to December 31, 2022, at the same time, the loan was assigned to Keystone Associates Inc., a Company 100% owner by the President & CEO of Harmony. The Company accrued interest expenses of $10,168 (2020- $4,752) for this loan during the year ended December 31, 2021.

In September 2020, the Company entered into an agreement with one of former directors, who is the original shareholder of SmartenCo, to settle the unpaid cash consideration of $287,280 (CNY 2,000,000, Note 6) as loan payable. The loan bears annual interest rate of 18%. The Company accrued interest expenses of $55,830 (2020 - $18,380) for the cash consideration during the year ended December 31, 2021.